Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total		Arrival Group [Member]	Share capital [member]	Share capital [member] Arrival Group [Member]	Share premium [member]	Accumulated deficit [member]	Accumulated deficit [member] Arrival Group [Member]	Other reserves [member] [1]
Balance at Dec. 31, 2017	€ 36,146			€ 16		€ 71,607	€ (38,172)		€ 2,695
Loss for the year	(30,189)	[2]					(30,189)
Other comprehensive income(loss)	(554)								(554)
Transactions with shareholders	5,403			16		71,607	(68,361)		2,141
Capital increase	44,553					44,553
Balance (Changes in accounting policy to reflect IFRS 16 [member]) at Dec. 31, 2018	(475)						(475)
Balance (After stated [member]) at Dec. 31, 2018	49,481			16		116,160	(68,836)		2,141
Balance at Dec. 31, 2018	49,956			16		116,160	(68,361)		2,141
Loss for the year	(48,096)	[2]					(48,096)
Other comprehensive income(loss)	4,894								4,894
Transactions with shareholders	6,279			16		116,160	(116,932)		7,035
Capital increase	250,909			7,333		243,576
Conversion of share premium to share capital				219,984		(219,984)
Business combination under common control	(57,943)						(57,943)
Balance at Dec. 31, 2019	199,245			227,333		139,752	(174,875)		7,035
Loss for the year	(83,215)						(83,215)
Other comprehensive income(loss)	(7,757)								(7,757)
Transactions with shareholders	108,273			227,333		139,752	(258,090)		(722)
Capital increase	160,557			11,770		148,787
Restrictive Share Plan to employees	27,400								27,400
Equity-settled share-based payments	24,747								24,747
Business combination under common control	(666)						(666)
Balance at Dec. 31, 2020	320,311		€ (3,357)	239,103	€ 30	288,539	(258,756)	€ (3,387)	51,425
Balance at Oct. 26, 2020
Loss for the year			(3,387)					(3,387)
Transactions with shareholders			(3,387)					(3,387)
Capital increase			30		30
Balance at Dec. 31, 2020	€ 320,311		€ (3,357)	€ 239,103	€ 30	€ 288,539	€ (258,756)	€ (3,387)	€ 51,425

[1]	Other reserves comprise of translation reserves and equity reserves which are not distributable (see note 13).
[2]	Restated to reflect reclassification of cash flows described in note 2